Concorde Wealth Management Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 56.9%	Shares	Value
Construction - 1.3%
Howard Hughes Holdings, Inc. (a)	7,500	$506,250

Finance and Insurance - 6.1%
Berkshire Hathaway, Inc. - Class B (a)	800	388,616
Chubb Ltd.	3,000	869,160
JPMorgan Chase & Co. (b)	4,100	1,188,631
Seaport Entertainment Group, Inc. (a)	833	15,535
		2,461,942

Information - 4.8%
Microsoft Corp.	2,200	1,094,302
Warner Bros Discovery, Inc. (a)	75,550	865,803
		1,960,105

Manufacturing - 12.3%
AbbVie, Inc.	4,700	872,414
Bunge Global SA	7,550	606,114
Cisco Systems, Inc.	4,500	312,210
Eastman Chemical Co.	4,558	340,300
Hershey Co.	3,690	612,356
Hubbell, Inc.	1,600	653,456
Johnson & Johnson	4,900	748,475
Louisiana-Pacific Corp.	6,100	524,539
Northrop Grumman Corp.	650	324,987
		4,994,851

Mining, Quarrying, and Oil and Gas Extraction - 22.5%
Black Stone Minerals LP	100,336	1,312,395
Diamondback Energy, Inc.	7,500	1,030,500
Expand Energy Corp.	11,400	1,333,116
Exxon Mobil Corp.	11,436	1,232,801
Franco-Nevada Corp.	3,100	508,152
Martin Marietta Materials, Inc. (b)	1,000	548,960
Occidental Petroleum Corp.	25,000	1,050,250
Texas Pacific Land Corp.	1,985	2,096,934
		9,113,108

Retail Trade - 5.8%
Amazon.com, Inc. (a)	5,000	1,096,950
Lowe's Cos., Inc.	2,200	488,114
TJX Cos., Inc.	6,200	765,638
		2,350,702

Transportation and Warehousing - 1.3%
Canadian Pacific Kansas City Ltd.	6,500	515,255

Wholesale Trade - 2.8%
Energy Transfer LP	62,500	1,133,125
TOTAL COMMON STOCKS (Cost $13,618,951)		23,035,338

PRIVATE FUNDS - 8.9%	Shares	Value
CLI Capital (c)	95,455	480,536
Hayman Hong Kong Opportunities Fund, L.P. (c)	500,000	-
LLR Equity Partners, V, L.P. (c)	990,000	1,609,251
LLR Equity Partners, VII, L.P. (c)	120,000	113,441
LRVHealth, L.P. (c)	490,000	488,188
Moran Tice 20:20 Fund, L.P. (c)	250,000	395,873
RCP Select Capital Fund, L.P. (c)	500,000	500,000
SPAC Opportunity Partners, LLC – Class A (c)	1,000,000	-
TOTAL PRIVATE FUNDS (Cost $3,904,096)		3,587,289

CLOSED-END FUNDS - 7.5%	Shares	Value
PIMCO Flexible Credit Income Fund - Class I	58,813	418,164
Pioneer ILS Interval Fund	117,583	1,088,817
Sprott Physical Gold Trust (a)	60,000	1,521,000
TOTAL CLOSED-END FUNDS (Cost $2,298,224)		3,027,981

U.S. TREASURY SECURITIES - 6.1%	Par	Value
United States Treasury Note/Bond, 4.38%, 08/15/2026	1,000,000	1,004,336
United States Treasury Note/Bond, 3.25%, 06/30/2029	1,500,000	1,472,402
TOTAL U.S. TREASURY SECURITIES (Cost $2,469,740)		2,476,738

EXCHANGE TRADED FUNDS - 5.0%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF	7,200	391,680
JPMorgan Ultra-Short Income ETF	20,000	1,013,600
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	603,210
TOTAL EXCHANGE TRADED FUNDS (Cost $2,002,465)		2,008,490

CORPORATE BONDS - 1.9%	Par	Value
Energy - 0.4%
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	150,000	149,569

Finance and Insurance - 0.7%
Discover Bank, 4.65%, 09/13/2028	150,000	150,823
JPMorgan Chase & Co., 3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	150,000	147,623
		298,446

Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	175,000	172,596

Utilities - 0.4%
Cheniere Energy, Inc., 4.63%, 10/15/2028	155,000	154,800
TOTAL CORPORATE BONDS (Cost $770,449)		775,411

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Real Estate and Rental and Leasing - 1.7%
First Industrial Realty Trust, Inc.	14,000	673,820
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $615,993)		673,820

OPEN-END FUNDS - 1.6%	Shares	Value
Absolute Convertible Arbitrage Fund - Class Institutional	31,295	362,393
Baron Real Estate Fund - Class Institutional	7,871	304,771
TOTAL OPEN-END FUNDS (Cost $668,698)		667,164

SHORT-TERM INVESTMENTS - 10.6%		Value
Money Market Funds - 6.9%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.25% (d)	767,262	767,262
MSILF Government Portfolio - Class Institutional, 4.23% (d)	2,021,273	2,021,273
		2,788,535

U.S. Treasury Bills - 3.7%	Par
4.11%, 10/30/2025 (e)	1,500,000	1,478,907
TOTAL SHORT-TERM INVESTMENTS (Cost $4,268,218)		4,267,442

TOTAL INVESTMENTS - 100.2% (Cost $30,616,834)		40,519,673
Liabilities in Excess of Other Assets - (0.2)%		(69,884)
TOTAL NET ASSETS - 100.0%		$40,449,789
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,587,289 or 8.9% of net assets as of June 30, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.

Concorde Wealth Management Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
JPMorgan Chase & Co., Expiration: 07/18/2025; Exercise Price: $285.00	$(434,865)	(15)	$(13,980)
Martin Marietta Materials, Inc., Expiration: 07/18/2025; Exercise Price: $570.00	(274,480)	(5)	(2,100)
TOTAL WRITTEN OPTIONS (Premiums received $9,164)			$(16,080)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Concorde Wealth Management Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$23,035,338	$–	$–	$23,035,338
Private Funds	–	–	3,587,289	3,587,289
Closed-End Funds	3,027,981	–	–	3,027,981
U.S. Treasury Securities	–	2,476,738	–	2,476,738
Exchange Traded Funds	2,008,490	–	–	2,008,490
Corporate Bonds	–	775,411	–	775,411
Real Estate Investment Trusts	673,820	–	–	673,820
Open-End Funds	667,164	–	–	667,164
Money Market Funds	2,788,535	–	–	2,788,535
U.S. Treasury Bills	–	1,478,907	–	1,478,907
Total Investments	$32,201,328	$4,731,056	$3,587,289	$40,519,673

Liabilities:
Investments:
Written Options	$(16,080)	$–	$–	$(16,080)
Total Investments	$(16,080)	$–	$–	$(16,080)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.